Putnam
Income
Fund

SEMIANNUAL REPORT

April 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* For the 5 years ended April 30, 1998, Putnam Income Fund's class A shares ranked 11 out of 63 corporate debt A-rated funds tracked by Lipper Analytical Services, placing the fund in the top 18% of its category.*

* "The fund's flexible, diversified strategy encompassing the full range of fixed-income categories -- investment-grade and high yield bonds, U.S. government securities, and foreign bonds -- enabled investors to take advantage of stronger-performing sectors while reducing the effects of market volatility."

                                         --  James M. Prusko, manager
                                             Putnam Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

35 Financial statements

 * Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A shares ranked 88 out of 140 and 8 out of 35 for 1- and 10-year performance, respectively, through 4/30/98. Class B shares ranked 126 out of 140 and 63 out of 115 for 1- and 3-year performance, respectively. Class M shares were ranked 101 out of 140 and 27 out of 115 for 1- and 3-year performance, respectively. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

One of the strengths of Putnam's team-oriented approach to portfolio management is the relatively easy transitions that it provides when team members change. This point was demonstrated during the first half of Putnam Income Fund's fiscal year, when three new members were appointed. James Prusko and David Waldman have been named co-lead managers, and Jeffrey Kobylarz joined the team, while D. William Kohli continues to focus on the fund's foreign holdings.

Before joining Putnam in 1992, Jim was with Salomon Brothers. He has 7 years of investment experience. David was with Lazard Freres Asset Management and Goldman Sachs Asset Management before joining Putnam in 1997. He has 10 years of investment experience. Jeffrey joined Putnam's High-Yield Bond Group in 1993, from Dean Witter InterCapital and W. R. Huff Asset Management. He has 11 years of investment experience. In the following report, the managers discuss the fund's strategy during the six months ended April 30, 1998, and look at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998

Report from the Fund Managers
James M. Prusko
David L. Waldman
Jeffrey J. Kobylarz
D. William Kohli

Over Putnam Income Fund's long life, shareholders have harvested the advantages of the fund's active management style, which attempts to capitalize on the fixed-income market sectors and maturities that appear to offer the best value at any given time. During the six months ended April 30, 1998, world bond markets provided a host of challenges for investors. The fund's flexible, diversified strategy encompassing the full range of fixed-income categories -- investment-grade and high-yield bonds, U.S. government securities, and foreign bonds -- enabled investors to take advantage of stronger-performing sectors while reducing the effects of market volatility. For the period, your fund's class A share total return at net asset value was 3.22%. At public offering price, class A shares returned - 1.74%. For more performance information, including the results of other share classes, please see pages 9 and 10.

* U.S. MARKET PROVIDES HAVEN FOR GLOBAL FIXED-INCOME INVESTORS

Over the semiannual period, the U.S. stock and bond markets continued to benefit from an ideal environment of moderate economic growth paired with benign inflation. The Federal Reserve Board remained reluctant to raise interest rates in light of the fragile Asian equity currency markets. Benefiting from investors' perceptions that the Asian crisis would have a deflationary impact and would lead to lower yields, the U.S. bond market recorded robust gains at the beginning of the period. Persistent noninflationary economic reports and continued strides toward deficit reduction resulted in a decline in rates and a flattening of the yield curve in December. After an initial decline in January, interest rates rose steadily throughout the remainder of the period in reaction to stronger-than-expected U.S. economic reports.

* MORTGAGE-BACKED SECURITIES ENHANCED PERFORMANCE

Mortgage-backed securities generally offer higher yields than Treasuries in order to compensate investors for the risk that their principal may be returned in full at some point prior to the security's stated maturity date. Such prepayment may cause an investor's actual rate of return to differ from the expected rate of return. Early in the period, the low interest-rate environment raised concerns that prepayments on mortgage-backed securities were likely to increase. Consequently, we took steps to limit the fund's exposure to prepayment risk during the period.

First, we concentrated primarily on commercial mortgage-backed security (CMBS) issues. CMBS issues represent mortgages of office buildings, hotels, multifamily housing, and industrial real estate. Unlike residential mortgages, CMBS issues have the advantage of prepayment protection. For example, under the terms of some loans, commercial mortgage owners are not allowed to prepay for the first five years. In November, with the Asian crisis at its peak, CMBS issues underperformed in line with corporate bonds because investors feared a significant slowdown in Asia would heighten credit risk in the United States. We took advantage of the depressed prices to increase the fund's position in these securities, and they helped boost fund performance as prepayment risk increased in other segments of the mortgage market.

[GRAPHIC OMITTED: horizontal bar chart BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total return, 10/31/97-4/30/98

First Boston High Yield Index                           5.47%

Lehman Brothers Mortgage-Backed Securities Index        3.48%

Lehman Brothers Corporate Bond Index                    3.83%

Saloman Brothers World Government Bond Index            0.52%

J.P. Morgan Emerging Markets Bond Index                14.56%

Lehman Brothers Long-Term Treasury Bond Index           4.97%

Footnote reads:
*These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. Past performance is not indicative of future results. The indexes may include bonds different from those in the fund. It is not possible to invest in an index.

Our decision to overweight the mortgage-backed sector and underweight Treasuries proved to be successful, for mortgage-backed securities outperformed Treasuries. We believe the fixed-income market's supply and demand dynamics remain favorable toward mortgage-backed securities and expect to maintain a slight overweight exposure to mortgages. We plan to add opportunistically to your fund's position in mortgage-backed securities when the excess return potential of this sector becomes more significant.

* CORPORATE BONDS REBOUND SHARPLY

Continuing a trend that began with the worsening of the financial crisis in Asia, credit-sensitive sectors -- including asset-backed securities and corporate bonds -- experienced challenging times early in the period. As interest rates fell in late 1997 and early January 1998, corporate treasurers took advantage of the low-rate environment to issue debt in record levels in the first few months of 1998. After lagging Treasuries in January, corporate bond performance improved, as investors focused on strong fundamentals for the sector, including continued economic growth, contained inflation, management focus on cost rationalization, solid earnings growth, generally positive event risk, and further gains in the equity market.

The low interest-rate environment was a positive factor for several of your fund's corporate bond holdings in the financial sector. While there can be no assurances, we anticipate that the U.S. insurance industry will begin to benefit from the efficiencies and cost economies that other financial industries have already experienced.

Your fund's performance was buoyed by its position in corporates, as the sector rebounded sharply. Within the corporate market, the fund's emphasis on the financial sector was also a plus. We believe that the fundamental underpinnings for corporate bonds are sound and that with much of the new-issue supply behind us, the technical posture of the corporate bond market will continue to improve.

[GRAPHIC OMITTED: vertical bar chart CHANGES IN PORTFOLIO COMPOSITION]

CHANGES IN PORTFOLIO COMPOSITION*

                                            4/30/98        10/31/97

U.S. government and agency obligations       47.3%           38.8%

Corporate bonds                              40.0%           45.3%

Foreign government bonds and notes           10.2%            5.6%

Collateralized mortgage obligations           2.6%            5.1%

Short-term investments                        5.6%            2.0%

Other                                         1.3%            4.5%

Footnote reads:
*Based on total net assets as of indicated dates. Holdings will vary over time.

Throughout the period, we have maintained a neutral allocation to high-yield bonds. We believe that valuations in the high-yield sector are in line with historical averages, but with the prospect of some slowdown in economic growth, we do not anticipate tremendous outperformance of high-yield relative to investment-grade bonds.

* INTERNATIONAL HOLDINGS BEAR STRENGTH OF DOLLAR

International markets were shaken by the conditions in Asia at the beginning of your fund's fiscal year but rebounded successfully in the last few months of the period. International fixed-income markets rallied during the period with markets posting gains in local-currency terms. However, the U.S. dollar continued to strengthen against other major currencies, canceling out local-currency gains for U.S.-dollar based investors. European bond markets posted robust returns amid signs of continued sluggish economic growth in Germany and firming prospects for broad first-round participation in the European Economic and Monetary Union (EMU). Official reports released near period-end reinforced expectations of a continued downward convergence of interest rates, supporting a broad first round of EMU-boosted bonds. Japanese bonds underperformed, buffeted by domestic financial sector weakness and spillover effects of regional economic turmoil. Meanwhile, Japanese investors were unnerved by a steady stream of government statements announcing plans to stimulate growth.

In your fund's international component, an overweighting in U.K. bonds boosted returns as inflation remained subdued and growth weakened. Underweighting Japanese government bonds also aided performance.

* CAREFUL SELECTION AND MONITORING REQUIRED FOR MONTHS AHEAD

In Putnam's opinion, continued U.S. economic growth appears likely in the months ahead as the pace of consumption rises to meet recent gains in personal income. This growth should have little impact on inflation in the near term, however, because we expect unit labor costs and energy prices to stay low and the U.S. dollar's strength to keep import prices in check. Concern over the impact of the Asian financial turmoil on the U.S. economy, though minimal so far, has kept the Fed from raising interest rates. We will continue to monitor the impact of the Asian slowdown on the U.S. economy but we remain confident that careful security, country, and currency selection can help produce solid performance for your fund in the second half of its fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Income Fund is designed for investors seeking high current income consistent with prudent risk, mainly through fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/98
                              Class A         Class B         Class M
(inception date)             (11/1/54)        (3/1/93)       (12/14/94)
                            NAV      POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    3.22%  -1.74%   2.71%  -2.27%   3.00%  -0.36%
------------------------------------------------------------------------------
1 year                     10.06    4.90    9.17    4.17    9.79    6.23
------------------------------------------------------------------------------
5 years                    41.24   34.50   35.75   33.79   39.14   34.66
Annual average              7.15    6.11    6.30    5.99    6.83    6.13
------------------------------------------------------------------------------
10 years                  141.18  129.66  121.65  121.65  133.05  125.62
Annual average              9.20    8.67    8.28    8.28    8.83    8.48
------------------------------------------------------------------------------
Annual average
(life of fund)              8.67    8.54    7.62    7.62    8.16    8.08
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/98
                                              Lehman Bros.
                                               Aggregate          Consumer
                                              Bond Index*       Price Index
------------------------------------------------------------------------------
6 months                                         3.59%              0.56%
------------------------------------------------------------------------------
1 year                                          10.91               1.44
------------------------------------------------------------------------------
5 years                                         39.65              12.85
Annual average                                   6.91               2.45
------------------------------------------------------------------------------
10 years                                       138.00              38.77
Annual average                                   9.06               3.33
------------------------------------------------------------------------------
Annual average
(life of fund)                                    --                4.23
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Lehman Brothers Aggregate Bond Index was introduced on 12/31/75.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/98
                                    Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions (number)                 6               6              6
------------------------------------------------------------------------------
Income                               $0.222          $0.198         $0.216
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                                --              --             --
------------------------------------------------------------------------------
Short-term                           $0.024          $0.024         $0.024
------------------------------------------------------------------------------
   Total                             $0.246          $0.222         $0.240
------------------------------------------------------------------------------
Share value:                      NAV     POP           NAV       NAV     POP
------------------------------------------------------------------------------
10/31/97                        $7.14   $7.50         $7.11     $7.11   $7.35
------------------------------------------------------------------------------
4/30/98                          7.12    7.48          7.08      7.08    7.32
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           6.24%   5.94%        5.42%     6.10%   5.90%
------------------------------------------------------------------------------
Current 30-day SEC yield2        6.37    6.06         5.60      6.10    5.90
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)
                              Class A         Class B         Class M
(inception date)             (11/1/54)        (3/1/93)        (12/14/94)
                            NAV      POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    3.07%  -1.88%   2.71%  -2.27%   3.00%  -0.36%
------------------------------------------------------------------------------
1 year                     10.89    5.65   10.16    5.16   10.78    7.16
------------------------------------------------------------------------------
5 years                    41.45   34.70   36.41   34.43   39.58   35.09
Annual average              7.18    6.14    6.41    6.10    6.90    6.20
------------------------------------------------------------------------------
10 years                  138.75  127.48  119.84  119.84  131.14  123.55
Annual average              9.09    8.57    8.20    8.20    8.74    8.38
------------------------------------------------------------------------------
Annual average
(life of fund)              8.67    8.54    7.62    7.62    8.17    8.09
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more of less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is a unmanaged list of investment-grade bonds.

First Boston High Yield Index* is a market-weighted index, including publicly traded bonds rated below BBB by Standard & Poor's and Moody's.

Lehman Brothers Corporate Bond Index* is a unmanaged list of publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

Lehman Brothers Mortgage-Backed Securities Index* is a unmanaged list of GNMA bonds.

Salomon Brothers World Government Bond Index* is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries.

J.P. Morgan Emerging Market Bond Index* is a total-return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

 * Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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Portfolio of investments owned
April 30, 1998 (Unaudited)


CORPORATE BONDS AND NOTES (45.3%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Advertising (0.2%)
-------------------------------------------------------------------------------------------------------------
$           1,250,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                       $    1,368,750
              100,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                            101,250
            2,010,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                            2,130,600
              470,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                        494,675
            1,175,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                          1,213,172
               60,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                               63,150
                                                                                               --------------
                                                                                                    5,371,597

Aerospace and Defense (0.5%)
-------------------------------------------------------------------------------------------------------------
              130,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                  131,625
              410,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                            401,800
              270,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                266,625
              155,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                       161,200
           16,515,000  Raytheon Co notes 6.45s, 2002                                               16,651,909
              125,000  Sequa Corp. bonds 8 3/4s, 2001                                                 127,813
              145,000  Sequa Corp. sr. notes 9 5/8s, 1999                                             149,350
              140,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                       151,200
              165,000  United Defense Industries Inc. company guaranty 8 3/4s, 2007                   167,475
                                                                                               --------------
                                                                                                   18,208,997

Agriculture (0.2%)
-------------------------------------------------------------------------------------------------------------
              275,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                         283,250
            5,850,000  Potash Corp. of Saskatchewan notes 7 1/8s, 2007 (Canada)                     5,993,091
              511,480  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                   552,399
              480,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                493,200
                                                                                               --------------
                                                                                                    7,321,940

Apparel (--%)
-------------------------------------------------------------------------------------------------------------
              400,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                   429,000
            1,000,000  Tultex Corp. company guaranty 9 5/8s, 2007                                     985,000
                                                                                               --------------
                                                                                                    1,414,000

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------
              232,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                          257,230
              165,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                  182,944
               40,000  Cambridge Industries Inc. company guaranty Ser. B,
                         10 1/4s, 2007                                                                 41,300
            4,360,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                      4,621,905
            1,185,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                         9 1/8s, 2007                                                               1,244,250
            1,100,000  Lear Corp. sub. notes 9 1/2s, 2006                                           1,215,500
              130,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                        129,513
            1,930,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                      1,925,175
              890,000  Talon Automotive Group 144A sr. sub. notes 9 5/8s, 2008                       885,550
            1,050,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                  1,050,000
                                                                                               --------------
                                                                                                   11,553,367

Banks (2.8%)
-------------------------------------------------------------------------------------------------------------
            4,205,000  Abbey National PLC sub. notes 7.35s, 2049 (United Kingdom)                   4,403,224
              900,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                           927,000
              180,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                           183,600
            8,325,000  Den Danske Bank sub. notes 6.55s, 2003 (Denmark)                             8,444,963
               50,000  Dime Capital Trust sub. notes 9.33s, 2027                                       56,925
              895,000  First Nationwide Holdings 144A sr. sub. notes 10 5/8s, 2003                  1,002,400
            5,705,000  Greenpoint Bank sr. notes 6.7s, 2002                                         5,777,111
            2,630,000  Greenpoint Capital Trust company guaranty 9.1s, 2027                         2,916,907
            1,520,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                           1,507,901
               90,000  Ocwen Capital Trust company guaranty 10 7/8s, 2027                              99,000
                5,000  Ocwen Federal Bank sub. deb. 12s, 2005                                           5,550
           18,990,000  Peoples Bank sub. notes 7.2s, 2006                                          19,436,835
            2,065,000  Peoples Heritage Capital Trust company guaranty
                         Ser. B, 9.06s, 2027                                                        2,245,873
               95,000  Provident Capital Trust company guaranty 8.6s, 2026                            100,430
              115,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                    121,784
            8,500,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                  8,908,170
            6,500,000  Scotland International Finance B.C. 144A sub. notes 8.85s,
                         2006 (Netherlands)                                                         7,458,295
            5,000,000  Society Bank & Trust notes 12 1/2s, 1999                                     5,412,500
            6,935,000  Sparbanken Sverige AB (Swedbank) 144A sub. notes 7 1/2s,
                         2006 (Sweden)                                                              7,140,623
            6,065,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                      6,216,807
            3,745,000  State Street Institution 144A company guaranty 7.94s, 2026                   3,980,673
            6,095,000  Webster Capital Trust I 144A bonds 9.36s, 2027                               6,696,089
            8,445,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                               8,828,572
                                                                                               --------------
                                                                                                  101,871,232

Basic Industrial Products (--%)
-------------------------------------------------------------------------------------------------------------
              290,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                         319,000
              770,000  Grove Worldwide 144A sr. sub. notes 9 1/4s, 2008                               771,925
              170,000  Koppers Industries, Inc. company guaranty 9 7/8s, 2007                         175,525
               75,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                       79,526
               30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                        30,675
                                                                                               --------------
                                                                                                    1,376,651

Broadcasting (1.1%)
-------------------------------------------------------------------------------------------------------------
              100,000  Adelphia Communications Corp. sr. notes Ser. B, 10 1/4s, 2000                  103,500
              855,000  Affinity Group Holdings sr. notes 11s, 2007                                    927,675
            1,100,000  American Radio Systems Corp. company guaranty 9s, 2006                       1,177,000
              550,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                   621,500
              925,000  Benedek Communications Corp. sr. disc. notes stepped-
                         coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                 730,750
              260,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                         (12 3/4s, 2/1/02), 2009 (STP)                                                193,700
              900,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                               936,000
            1,110,000  Central European Media Enterprises Ltd. sr. notes
                         9 3/8s, 2004                                                               1,098,900
              230,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                             241,500
               90,000  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                          98,775
              840,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                      893,416
            1,490,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                         coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                               1,355,900
            1,350,000  Fox/Liberty Networks LLC sr. disc. notes stepped-coupon
                         zero % (9 3/4s, 8/15/02), 2007 (STP)                                         918,000
              630,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                642,600
              875,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                        927,500
               65,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                  70,525
              160,000  Heartland Wireless Communications, Inc. sr. notes Ser. B,
                         14s, 2004 (In default) (NON)                                                  46,800
              120,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                      127,200
              125,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                       135,625
            1,350,000  Jacor Communications, Inc. company guaranty Ser. B,
                         8 3/4s, 2007                                                               1,397,250
               70,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                     73,150
              250,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                     285,000
              305,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                         (12s, 5/15/00), 2004 (STP)                                                   311,100
              330,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                        320,100
            1,075,000  Sinclair Broadcasting Group, Inc. company guaranty 9s, 2007                  1,107,250
              275,000  Sinclair Broadcasting Group, Inc. sr. sub. notes 10s, 2005                     294,250
            1,000,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                         1,150,000
              155,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                       169,725
            1,160,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                           1,252,800
              100,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                        105,500
           22,491,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                         23,709,787
                                                                                               --------------
                                                                                                   41,422,778

Building and Construction (0.3%)
-------------------------------------------------------------------------------------------------------------
              175,000  American Architectural Products Corp. 144A sr. notes
                         11 3/4s, 2007                                                                185,063
              260,000  Atrium Companies Inc. 144A sub. notes 10 1/2s, 2006                            273,650
              320,000  Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                             316,000
              300,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                           306,000
               80,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                         82,400
              115,000  D.R. Horton Inc. company guaranty 10s, 2006                                    123,625
              830,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                713,800
            4,740,000  Guangdong Enterprises 144A sr. notes 8 7/8s, 2007 (China)                    4,213,007
              220,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                      222,200
               75,000  M.D.C. Holdings, Inc. notes Ser. B, 11 1/8s, 2003                               82,125
            2,000,000  NVR, Inc. sr. notes 8s, 2005                                                 1,970,000
              550,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                               596,750
                                                                                               --------------
                                                                                                    9,084,620

Business Equipment and Services (0.1%)
-------------------------------------------------------------------------------------------------------------
              185,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                          180,375
              305,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                    312,625
              250,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                              253,750
              840,000  Iron Mountain, Inc. med. term notes company guaranty
                         10 1/8s, 2006                                                                907,200
              440,000  Morris Material Handling Inc. 144A sr. notes 9 1/2s, 2008                      437,800
              135,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                   142,931
              679,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                760,480
              160,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                     183,600
               60,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                             62,400
            1,200,000  Unicco Service Co. company guaranty Ser. B, 9 7/8s, 2007                     1,219,500
              480,000  United Stationer 144A sr. sub. notes 8 3/8s, 2008                              482,400
                                                                                               --------------
                                                                                                    4,943,061

Cable Television (0.5%)
-------------------------------------------------------------------------------------------------------------
            1,000,000  Acme Television sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 9/30/00), 2004 (STP)                                               820,000
               95,000  Century Communications Corp. sr. notes 9 1/2s, 2005                            101,888
            1,200,000  Century Communications Corp. sr. notes 8 7/8s, 2007                          1,254,000
            8,400,000  Continental Cablevision, Inc. sr. deb 9 1/2s, 2013                           9,864,792
            1,100,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                               1,276,000
                5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                    5,450
              880,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                         coupon zero % (11 1/4s, 12/15/00), 2005
                         (United Kingdom) (STP)                                                       699,600
               15,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                         coupon zero % (13 1/2s, 9/30/99), 2004
                         (United Kingdom) (STP)                                                        13,950
              320,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008                               323,200
            1,350,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                1,323,000
              245,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                             267,050
              750,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                  757,500
            1,105,000  Marcus Cable Co. L.P. notes stepped-coupon zero %
                         (13 1/2s, 8/1/99), 2004 (STP)                                              1,055,275
            1,170,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                         (9.8s, 2/15/03), 2008 (STP)                                                  731,250
                5,000  Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                             5,425
               75,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                               86,625
                                                                                               --------------
                                                                                                   18,585,005

Chemicals (0.2%)
-------------------------------------------------------------------------------------------------------------
              275,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                   310,750
              305,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                            305,763
            3,335,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                3,636,584
              250,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                         (13s, 10/15/98), 2005 (STP)                                                  253,750
            2,000,000  PCI Chemicals & Pharmaceuticals company guaranty
                         9 1/4s, 2007 (India)                                                       1,965,000
              165,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes
                         9 3/4s, 2007 (Switzerland)                                                   169,950
               45,000  Pioneer Americas Acquisition company guaranty
                         Ser. B, 9 1/4s, 2007                                                          45,675
              165,000  Polytama International notes 11 1/4s, 2007 (Netherlands)                       103,950
              175,000  Radnor Holdings Corp. company guaranty 10s, 2003                               182,438
            1,650,000  Sociedad Quimica Y Minera de Chile S.A. 144A bonds
                         7.7s, 2006 (Chile)                                                         1,687,488
              115,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                  120,175
              170,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                         zero % (13 1/2s, 8/15/01), 2008 (STP)                                         97,750
               95,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                   89,300
              100,000  Union Carbide Global Enterprises sr. sub. notes Ser. B,
                         12s, 2005                                                                    107,000
                                                                                               --------------
                                                                                                    9,075,573

Computer Services and Software (0.6%)
-------------------------------------------------------------------------------------------------------------
           17,975,000  Dell Computer Corp. deb. 7.1s, 2028                                         17,930,063
            1,080,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 11/1/01), 2008 (STP)                                               788,400
            2,000,000  Unisys Corp. deb. 9 3/4s, 2016                                               2,060,000
                                                                                               --------------
                                                                                                   20,778,463

Conglomerates (--%)
-------------------------------------------------------------------------------------------------------------
              100,000  Aramark Corp. sub. notes 8 1/2s, 2003                                          102,750
               40,000  Cia Latino Americana 144A company guaranty 11 1/8s, 2004
                         (Argentina)                                                                   41,100
              140,000  Congoleum Corp. sr. notes 9s, 2001                                             143,675
              145,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                   144,275
                                                                                               --------------
                                                                                                      431,800

Consumer Durable Goods (0.1%)
-------------------------------------------------------------------------------------------------------------
              290,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                           308,850
               45,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                         47,475
               20,000  Hedstrom Holdings, Inc. stepped-coupon zero %
                         (12s, 6/01/02), 2009 (STP)                                                    12,500
              920,000  Iron Age Corp. 144A sr. sub. notes 9 7/8s, 2008                                929,200
              210,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                    161,175
              160,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                            169,200
              200,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                      216,000
                                                                                               --------------
                                                                                                    1,844,400

Consumer Non Durables (1.0%)
-------------------------------------------------------------------------------------------------------------
               90,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                               94,500
              330,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                            338,250
              250,000  Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                                 250,000
            2,000,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                2,020,000
            1,000,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                               1,017,500
            1,895,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                   1,997,178
            2,255,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                  2,356,768
           11,028,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                 11,362,920
            4,530,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                  4,650,090
            6,220,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                    6,295,386
            9,055,000  Sampoerna International Finance Co. 144A company
                         guaranty 8 3/8s, 2006 (Indonesia)                                          6,247,950
                                                                                               --------------
                                                                                                   36,630,542

Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------
              738,500  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 (PIK)                     790,195
               80,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                             87,400
              660,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                      701,250
              595,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                             597,975
            1,500,000  Production Resource Group 144A sr. sub. notes 11 1/2s, 2008                  1,477,500
           18,775,000  TCI Communications, Inc. sr. notes 8.65s, 2004                              20,653,627
                                                                                               --------------
                                                                                                   24,307,947

Electronics and Electrical Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------
              150,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                         (Canada)                                                                     165,375
              151,266  Cirent Semiconductor sr. sub. notes 10.22s, 2002                               157,316
              175,029  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                          181,155
              190,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                 196,175
            1,190,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                            1,195,950
              210,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                            228,900
            1,010,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                   1,050,400
            2,380,280  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008               2,725,420
              540,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                             549,450
              220,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007             222,750
               60,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                             62,850
              475,000  Motors and Gears Inc. sr. notes Ser. D, 10 3/4s, 2006                          515,375
              260,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                         261,300
              780,000  Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                               815,100
              110,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                     115,225
               30,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                    30,900
              660,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                         567,600
                                                                                               --------------
                                                                                                    9,041,241

Energy-Related (0.1%)
-------------------------------------------------------------------------------------------------------------
              115,000  Newpark Resources, Inc. company guaranty Ser. B, 9 5/8s, 2007                  116,150
              250,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                         240,000
            4,715,000  Quezon Power Ltd. sr. notes 8.86s, 2017 (Philippines)                        4,237,606
              260,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                        259,350
                                                                                               --------------
                                                                                                    4,853,106

Entertainment (1.7%)
-------------------------------------------------------------------------------------------------------------
               55,000  Affinity Group Holdings sr. sub. notes 11 1/2s, 2003                            58,231
              490,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                            509,600
              700,000  Aztar Corp. sr. sub. notes 11s, 2002                                           717,500
              600,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                  634,500
            1,650,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008                       1,724,250
            1,355,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                       1,517,600
              200,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                         10 7/8s, 2001                                                                212,000
              760,000  Fitzgeralds Gaming Corp. 144A company guaranty
                         12 1/4s, 2004                                                                771,400
              140,000  Isle of Capri Black Hawk LLC 1st mtge Ser. B, 13s, 2004                        142,800
              120,000  Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                        126,300
              180,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                199,800
              850,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                     862,750
              470,000  Silver Cinemas Intl.144A sr. sub. notes 10 1/2s, 2005                          478,225
            1,205,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                         (12 1/4s, 6/15/98), 2005 (STP)                                             1,354,119
            3,450,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                             4,070,621
           34,720,000  Time Warner Entertainment Co. sr. notes 8 3/8s, 2033                        39,989,107
            2,175,000  Time Warner, Inc. notes 7 3/4s, 2005                                         2,306,327
              685,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                             686,713
              970,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                             979,700
              400,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                        402,000
            2,515,000  Viacom International, Inc. sub. deb. 8s, 2006                                2,549,581
                                                                                               --------------
                                                                                                   60,293,124

Environmental Control (0.4%)
-------------------------------------------------------------------------------------------------------------
               35,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                    38,500
              200,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                         zero % (11.3s, 6/1/02), 2007 (STP)                                           146,000
            4,250,000  Waste Management, Inc. notes 6 5/8s, 2002                                    4,262,750
            8,610,000  WMX Technologies, Inc. notes 7.7s, 2002                                      8,989,959
                                                                                               --------------
                                                                                                   13,437,209

Food and Beverages (0.2%)
-------------------------------------------------------------------------------------------------------------
               65,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                              69,550
              295,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                              300,163
               70,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                          75,425
              600,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                    646,500
            1,590,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                     1,617,825
              115,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                            113,850
              130,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                 135,200
              300,000  Jitney-Jungle Stores company guaranty 12s, 2006                                336,000
              780,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                             783,900
              130,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                        146,738
            1,430,000  Smithfield Foods, Inc. 144A sr. sub. notes 7 5/8s, 2008                      1,433,575
              130,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                          136,825
            1,000,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                      830,000
              930,000  Stater Brothers Holdings 144A sr. sub. notes 9s, 2004                          967,200
                                                                                               --------------
                                                                                                    7,592,751

Health Care (0.7%)
-------------------------------------------------------------------------------------------------------------
              600,000  Columbia/HCA Healthcare Corp. deb. 7.05s, 2027                                 523,500
            1,250,000  Columbia/HCA Healthcare Corp. notes 7.15s, 2004                              1,215,625
              750,000  Extendicare Inc. 144A sr. sub. notes 9.35s, 2007 (Canada)                      761,250
              290,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                      298,700
              430,000  Global Health Sciences 144A sr. notes 11s, 2008                                421,400
              480,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes 9 1/8s, 2008                 484,800
              325,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007           339,625
              450,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008           465,750
            6,675,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                      6,504,988
            2,000,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                     1,791,260
            1,200,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                 1,215,000
              250,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                 258,750
              250,000  Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                             243,125
            2,195,000  Paragon Health Networks, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007            2,227,925
              625,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                          650,000
              595,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                     609,875
              925,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 3/8s, 2008                     928,469
            6,465,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                    6,610,463
            1,295,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                           1,340,325
                                                                                               --------------
                                                                                                   26,890,830

Insurance and Finance (11.6%)
-------------------------------------------------------------------------------------------------------------
              125,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                   125,000
            7,745,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                               7,218,650
           20,115,000  AFC Capital Trust I company guaranty Ser. B, 8.207s, 2027                   22,512,909
            3,245,000  Allstate Financing II company guaranty 7.83s, 2045                           3,393,037
            3,500,000  AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                      4,338,285
           29,515,000  American General Institute 144A company guaranty
                         8 1/8s, 2046                                                              33,014,594
           23,725,000  Amvescap Corp. PLC 144A sr. notes 6.6s, 2005                                23,688,938
              500,000  Colonial Capital I 144A company guaranty 8.92s, 2027                           535,781
               20,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                     20,514
              110,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                   110,000
              150,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                         (Mexico)                                                                     146,250
              120,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                    130,200
           12,055,000  Executive Risk Capital Trust company guaranty Ser. B,
                         8.675s, 2027                                                              12,882,455
           12,397,000  First Citizens Bank Capital Trust I 144A company guaranty
                         8.05s, 2028                                                               12,610,073
            3,595,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                        3,742,467
            9,050,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                           9,051,720
            6,840,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                 7,396,571
           11,105,000  Fleet Credit Card LLC sr. bank notes 7.02s, 2001                            11,382,625
           21,480,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                  21,282,599
            5,050,000  Hartford Life, Inc. deb. 7.65s, 2027                                         5,458,242
              585,000  Imperial Credit Capital Trust I 144A company guaranty
                         10 1/4s, 2032                                                                585,000
              245,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                 264,428
            9,705,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                        9,754,398
           27,015,000  Lehman Brothers Holdings, Inc. notes 6 1/4s, 2003                           26,889,110
            6,460,000  Markel Capital Trust I company guaranty 8.71s, 2046                          6,945,598
              330,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                336,600
           12,770,000  Merrill Lynch & Co., Inc. med. term notes 6.13s, 2003                       12,744,205
            8,325,000  Money Store, Inc. notes 8.05s, 2002                                          8,803,604
              170,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                            173,400
            4,588,000  North Fork Bancorporation, Inc. company guaranty 8s, 2027                    4,663,243
              175,000  North Fork Capital Trust I company guaranty 8.7s, 2026                         190,425
            2,950,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                      3,210,485
            5,000,000  Orion Capital Corp. sr. notes 9 1/8s, 2002                                   5,481,250
            7,857,000  Orion Capital Corp. 144A company guaranty 7.701s, 2028                       7,792,651
           17,915,000  Paine Webber Group sr. med. term notes 6.52s, 2005                          17,870,213
           18,815,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                              18,744,444
            7,600,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                         6.95s, 2006                                                                7,755,724
              390,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                         10 3/4s, 2007                                                                315,900
           21,330,000  Provident Companies, Inc. bonds 7.405s, 2038                                21,436,650
              205,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                               214,270
            5,470,000  Riggs Capital Trust company guaranty Ser. A, 8 5/8s, 2026                    5,647,775
            9,140,000  Salomon, Inc. sr. notes 7.3s, 2002                                           9,482,750
           10,910,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                        11,128,418
            6,255,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                 6,813,384
            6,655,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                         (United Kingdom)                                                           6,779,116
              115,000  Sovereign Capital Trust company guaranty 9s, 2027                              124,807
            7,790,000  Sumitoma Bank Treasury Co. 144A bonds Ser. A, FRB,
                         9.4s, 2049 (Japan)                                                         7,978,830
           12,490,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                 13,022,823
            7,845,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                        8,293,263
           14,330,000  Trenwick Group, Inc. 144A sr. notes 6.7s, 2003                              14,283,571
            4,645,000  USF&G Corp. 144A company guaranty 8.312s, 2046                               5,347,556
                                                                                               --------------
                                                                                                  422,114,801

Medical Supplies and Devices (0.5%)
-------------------------------------------------------------------------------------------------------------
              350,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                     372,750
           15,000,000  Beckman Coulter Inc. 144A company guaranty 7.1s, 2003                       15,018,300
              290,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                      290,725
              175,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                  196,000
              580,000  Fresenius Medical Care AG 144A company guaranty 7 7/8s,
                         2008 (Germany)                                                               574,200
              210,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                        233,100
               95,000  Imagyn Medical Technologies company guaranty 12 1/2s, 2004                      53,200
              905,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                   916,313
              670,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                         11 3/4s, 2000                                                                663,300
                                                                                               --------------
                                                                                                   18,317,888

Metals and Mining (0.3%)
-------------------------------------------------------------------------------------------------------------
              855,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                          902,025
              575,000  Ameristeel Corp. 144A sr. notes 8 3/4s, 2008                                   575,000
              200,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                          194,000
              135,000  Armco, Inc. sr. notes 9s, 2007                                                 139,725
              155,000  Continental Global Group sr. notes Ser. B, 11s, 2007                           164,688
            2,585,000  Freeport-McMoRan Copper & Gold Co., Inc. sr. notes
                         7 1/2s, 2006                                                               2,195,932
              430,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                            425,700
            6,100,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                     5,821,230
              360,000  WHX Corp. 144A sr. notes 10 1/2s, 2005                                         365,400
                                                                                               --------------
                                                                                                   10,783,700

Motion Picture Distribution (--%)
-------------------------------------------------------------------------------------------------------------
              190,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                         (9 5/8s, 2/1/02), 2006 (STP)                                                 135,850

Oil and Gas (3.9%)
-------------------------------------------------------------------------------------------------------------
              195,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                   201,825
              200,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                   216,000
            1,000,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                  1,000,000
              135,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                 132,300
              610,000  Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                            613,050
              120,000  CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                         (Argentina)                                                                  121,800
              190,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                  177,650
            1,505,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                1,535,100
              330,000  Dailey International Inc. 144A sr. notes 9 1/2s, 2008                          333,300
               65,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                       65,650
            6,802,000  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019
                         (Canada)                                                                   6,721,600
              900,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                               983,250
              150,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005
                         (Canada)                                                                     162,750
            5,565,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                   6,016,934
           19,995,000  K N Energy, Inc. sr. notes 6.45s, 2003                                      20,004,398
           22,335,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                22,175,751
            1,630,000  Michael Ptroleum Corp. 144A sr. notes 11 1/2s, 2005                          1,605,550
           10,000,000  Northwest Pipeline Corp. deb. 6 5/8s, 2007                                  10,019,600
              150,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                       157,500
            6,600,000  ONEOK Inc. deb. 9.7s, 2019                                                   7,183,044
              400,000  Pacalta Resources Ltd. sr. notes Ser. B, 10 3/4s, 2004 (Canada)                412,000
              900,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                            913,500
            4,055,000  Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                        4,289,136
           12,500,000  Petro-Canada deb. 9 1/4s, 2021 (Canada)                                     15,479,750
           20,710,000  Pioneer Natural Resources Co. bonds 7.2s, 2028                              20,320,652
               20,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                          20,600
               70,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                           75,950
            6,135,000  Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                6,100,889
            1,000,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                    1,030,000
               60,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                    61,500
            7,773,000  Sonat, Inc. notes 6 5/8s, 2008                                               7,716,335
              625,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                       568,750
              370,000  Tokai Corp. 144A bonds FRB 9.98s, 2049                                         365,375
            5,425,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                         zero % (13s, 6/15/99), 2002 (STP)                                          4,611,250
              495,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                           491,288
              541,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                      605,920
              175,000  Trico Marine Services, Inc. company guaranty Ser. B,
                         8 1/2s, 2005                                                                 178,500
              110,000  Trico Marine Services, Inc. company guaranty Ser. D,
                         8 1/2s, 2005                                                                 110,550
               45,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                     43,200
                                                                                               --------------
                                                                                                  142,822,197

Packaging and Containers (0.1%)
-------------------------------------------------------------------------------------------------------------
              145,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                          150,800
            2,000,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                          1,975,000
              200,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                              215,250
              115,000  Radnor Holdings Inc. sr. notes 10s, 2003                                       120,463
            2,600,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                 2,743,000
              165,000  Vicap SA. 144A company guaranty 10 1/4s, 2002                                  169,950
                                                                                               --------------
                                                                                                    5,374,463

Paper and Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------
              115,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                         zero % (16s, 2/15/07), 2049 (Indonesia) (STP)                                 98,900
              340,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                        370,600
              225,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                         230,344
              550,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                         (Indonesia)                                                                  448,250
              145,000  Maxxam Group Holdings, Inc. sr. notes Ser. B, 12s, 2003                        158,956
              415,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004                        336,150
              110,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                           114,950
            1,000,000  Repap New Brunswick sr. notes 9 7/8s, 2000 (Canada)                          1,055,000
               90,000  Repap New Brunswick sr. notes FRN 9 1/2s, 2000 (Canada)                         90,000
               40,000  Riverwood International Corp. company guaranty
                         10 7/8s, 2008                                                                 40,400
              630,000  Riverwood International Corp. company guaranty
                         10 1/4s, 2006                                                                652,050
                                                                                               --------------
                                                                                                    3,595,600

Pharmaceuticals (--%)
-------------------------------------------------------------------------------------------------------------
              265,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                          285,869
              380,000  PharMerica, Inc. 144A sr. sub. notes 8 3/8s, 2008                              380,000
                                                                                               --------------
                                                                                                      665,869

Publishing (1.1%)
-------------------------------------------------------------------------------------------------------------
              210,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                    228,113
              990,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009            1,014,750
           25,595,000  News America Holdings, Inc. deb. 7 3/4s, 2045                               26,739,097
           11,600,000  News America Holdings, Inc. deb. 7.7s, 2025                                 12,136,268
              180,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                   189,450
               50,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                        53,500
                                                                                               --------------
                                                                                                   40,361,178

REIT's (Real Estate Investment Trust) (3.2%)
-------------------------------------------------------------------------------------------------------------
            2,110,000  Avalon Properties, Inc. notes 7 3/8s, 2002                                   2,164,544
            8,730,000  Avalon Properties, Inc. notes 6 7/8s, 2007                                   8,696,128
            9,085,000  Avalon Properties, Inc. notes 6 5/8s, 2005                                   8,964,079
              170,000  Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                                   170,638
            7,815,000  Chelsea GCA Realty, Inc. notes 7 1/4s, 2007                                  7,863,766
           25,275,000  Equity Residential Properties notes 6.63s, 2015                             25,193,362
           17,365,000  First Industrial LP med. term notes 7s, 2006                                17,505,830
            7,920,000  First Industrial Realty Trust, Inc. notes 7.6s, 2007                         8,255,570
            3,290,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                  3,205,250
           13,915,000  National Health Investors, Inc. bonds 7.3s, 2007                            14,450,867
           13,575,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                          13,320,333
              230,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                247,825
            5,705,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003                                 5,912,034
              400,000  Tanger Properties Ltd. company guaranty 8 3/4s, 2001                           415,280
                                                                                               --------------
                                                                                                  116,365,506

Recreation (0.2%)
-------------------------------------------------------------------------------------------------------------
              150,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                      168,750
               85,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                    94,988
              475,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                         13s, 2002                                                                    551,000
              220,000  Empress River Casino sr. notes 10 3/4s, 2002                                   238,975
              300,000  Harveys Casino sr. sub. notes 10 5/8s, 2006                                    331,500
             350,000   Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                 388,500
             740,000   Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                 765,900
             795,000   Mohegan Tribal Gaming Auth. sr. secd. notes Ser. B,
                         13 1/2s, 2002                                                              1,013,625
             150,000   Players International Inc. sr. notes 10 7/8s, 2005                             162,750
             450,000   Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                         528,750
           1,050,000   Sun International Hotels Ltd. company guaranty 9s, 2007                      1,099,875
                                                                                               --------------
                                                                                                    5,344,613

Retail (0.7%)
-------------------------------------------------------------------------------------------------------------
           1,900,000   Big 5 Corp. sr. notes 144A 10 7/8s, 2007                                     1,938,000
           1,000,000   Brylane (L.P.) sr. sub. notes 10s, 2003                                      1,055,000
             370,000   Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                   370,000
           5,585,000   Federated Department Stores sr. notes 8 1/2s, 2003                           6,084,858
             250,000   Johns Manville International Group sr. notes 10 7/8s, 2004                     277,500
           2,000,000   K mart Corp. deb. 7.95s, 2023                                                2,000,000
           5,000,000   May Department Stores Co. notes 9 1/2s, 2021                                 6,221,900
             250,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                     271,250
           2,000,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                   2,025,000
           5,500,000   Proffitt's, Inc. company guaranty Ser. B, 8 1/8s, 2004                       5,808,440
              65,000   Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                 66,950
             410,000   William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                        436,650
             125,000   William Carter Co. 144A sr. sub. notes 12s, 2008                               135,000
             270,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                      274,725
                                                                                               --------------
                                                                                                   26,965,273

Satellite Services (0.1%)
-------------------------------------------------------------------------------------------------------------
             260,000   Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                         (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                     195,000
           1,390,000   ICG Services, Inc. 144A sr. discount notes stepped-coupon
                         zero % (9 7/8s, 5/1/03), 2008 (STP)                                          860,063
             340,000   Satellites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                         (Mexico)                                                                     345,950
             570,000   TCI Satellite Entertainment sr. sub. notes 10 7/8s, 2007                       604,200
                                                                                               --------------
                                                                                                    2,005,213

Shipping (--%)
-------------------------------------------------------------------------------------------------------------
             150,000   International Shipholding Corp. sr. notes 7 3/4s, 2007                         148,500

Specialty Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
             270,000   Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                    286,200
             530,000   Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                          516,088
              65,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                  67,925
                                                                                               --------------
                                                                                                      870,213

Telecommunications (3.7%)
-------------------------------------------------------------------------------------------------------------
           1,000,000   Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                 1,075,000
           6,650,000   AirTouch communications, Inc. notes 7s, 2003                                 6,824,629
          18,020,000   AirTouch Communications, Inc. notes 6.65s, 2008                             18,177,675
             210,000   Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s,
                         2008                                                                         209,475
             410,000   Antenna TV S.A. sr. notes 9s, 2007 (Greece)                                    410,000
           3,000,000   Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                         (12 1/2s, 11/15/02), 2007 (STP)                                            1,785,000
           1,340,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                    1,393,600
             295,000   Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                         (13 1/4s, 12/1/99), 2004 (STP)                                               275,825
             100,000   Celcaribe S.A. sr. notes 13 1/2s, 2004                                         105,500
           1,550,000   CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                         zero % (14s, 10/1/02), 2007 (STP)                                            887,375
             305,000   Centennial Cellular Corp. sr. notes 8 7/8s, 2001                               314,150
           3,080,000   Cia de Telecomunicaciones de Chile S.A. notes 7 5/8s, 2006
                         (Chile)                                                                    3,191,896
             270,000   Colt Telecom Group PLC sr. disc. notes stepped-coupon
                         zero % (12s, 12/15/01), 2006 (United Kingdom) (STP)                          214,650
          15,980,000   Colt Telecommunications Group PLC sr. notes 8 7/8s, 2007
                         (United Kingdom)                                                           9,790,031
             195,000   Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                       202,800
              50,000   Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                  48,500
             310,000   CTI Holdings S.A. 144A sr. notes stepped-coupon zero %
                         (11 1/2s, 4/15/03), 2008 (STP)                                               182,900
             560,000   Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (10 1/4s, 12/15/98), 2005 (STP)                               548,800
           2,015,000   Diamond Cable Communication Co. sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 2/15/02), 2007
                         (United Kingdom) (STP)                                                     1,425,613
           1,275,000   E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (12 3/4s, 4/1/01), 2006 (STP)                                       1,016,813
              85,000   E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                          100,300
             900,000   Echostar DBS Corp. company guaranty 12 1/2s, 2002                            1,012,500
             950,000   Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                         (11s, 2/15/03), 2008 (STP)                                                   551,000
             210,000   Espirit Teleom Group PLC sr. notes 11 1/2s, 2007
                         (United Kingdom)                                                             229,950
             130,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                145,600
             670,000   Fox Kids Worldwide Inc. 144A sr. discount notes stepped-
                         coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                 428,800
           1,370,000   Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                          1,351,163
             150,000   FrontierVision Operating Partners L.P. sr. sub. notes 11s, 2006                166,500
           2,250,000   GST Telecommunication 144A sr. disc. notes stepped-coupon
                         zero % (10 1/2s, 5/1/03), 2008 (STP)                                       1,361,250
           1,100,000   GST Telecommunications, Inc. company guaranty stepped-
                         coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                888,250
             320,000   Hyperion Telecommunication Corp. sr. disc. notes stepped-
                         coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                             239,200
             270,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                                          268,650
             410,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                         (12s, 5/1/01), 2006 (STP)                                                    312,625
           1,950,000   Intermedia Communications, Inc. sr. disc. notes stepped-
                         coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                       1,433,250
           1,000,000   Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008               1,015,000
             825,000   International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                         zero % (11 1/2s, 2/01/01), 2006 (STP)                                        668,250
             360,000   Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                   405,000
             750,000   Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                   817,500
             600,000   IXC Communications, Inc. 144A sr. sub. notes 9s, 2008                          600,000
             645,000   Knology Holdings Inc. sr. disc. notes stepped-coupon zero %,
                         (11 7/8s, 10/15/02), 2007 (STP)                                              374,100
              75,000   L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                   82,875
          28,250,000   LCI International, Inc. sr. notes 7 1/4s, 2007                              28,340,965
             450,000   Level 3 Communication, Inc. 144A sr. notes 9 1/8s, 2008                        445,500
             315,000   McCaw International Ltd sr. discount notes stepped coupon
                         zero % (13s, 4/15/02), 2007 (STP)                                            217,350
             400,000   McLeod USA, Inc. 144A sr. notes 8 3/8s, 2008                                   406,000
             600,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                    615,000
           1,160,000   MetroNet Communications Corp. sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                        800,400
           1,610,000   Millicom International Cellular S.A. sr. disc. notes stepped-
                         coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                   1,263,850
             190,000   MJD Communications Inc. 144A sr. sub. notes 9 1/2s, 2008                       190,000
             210,000   MJD Communications Inc. 144A FRN, 6.232s, 2008                                 210,000
             150,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                        175,875
             120,000   Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                         (Poland)                                                                     122,700
              70,000   Netia Holdings B.V. 144A company guaranty stepped-
                         coupon zero % (11 1/4s, 11/1/02), 2007 (Poland) (STP)                         49,350
           1,120,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (10.65s, 9/15/02), 2007 (STP)                                         750,400
           1,360,000   NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.95s, 2/15/03), 2008 (STP)                                   873,800
           1,750,000   NEXTEL Communications sr. disc. notes stepped-coupon
                         zero % (9 3/4s, 10/31/02), 2007 (STP)                                      1,137,500
           1,350,000   NEXTEL Communications, Inc. sr. disc. notes stepped-
                         coupon zero % (9 3/4s, 2/15/99), 2004 (STP)                                1,299,375
           1,480,000   NEXTLINK Communications, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (9.45s, 4/15/03), 2008 (STP)                           925,000
              15,000   NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                           16,050
           4,030,000   NTL Inc. 144A sr. notes stepped-coupon zero %
                         (9 3/4s, 4/01/03), 2008 (STP)                                              2,579,200
             460,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                        500,250
             900,000   Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                978,750
             330,000   Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                       386,100
             350,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                  364,000
           2,090,000   Powertel, Inc. sr. notes 11 1/8s, 2007                                       2,257,200
             680,000   Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                             783,700
             580,000   Psinet, Inc. 144A sr. notes 10s, 2005                                          595,950
           1,245,000   Qwest Communications International Inc. sr. disc. notes
                         stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                          893,288
             690,000   RCN Corp. sr. disc. notes stepped-coupon zero %
                         (11 1/8s, 10/15/02), 2007 (STP)                                              457,125
             410,000   RSL Communications, Ltd. 144A sr. disc. notes stepped-
                         coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                  256,250
             275,000   RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                           275,000
             120,000   Sprint Spectrum L.P. sr. notes 11s, 2006                                       137,100
             155,000   Telesystem International Wireless Inc. sr. disc. notes stepped-
                         coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 (STP)                          98,425
             130,000   Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                         (Colombia)                                                                   127,400
             835,000   UIH Australia/Pacifi sr. disc. notes stepped-coupon Ser. D,
                         zero % (14s, 5/15/01), 2006 (Australia) (STP)                                567,800
             890,000   United International Holdings 144A sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 2/15/03), 2008 (STP)                                 562,925
           1,375,000   WinStar Communications. Inc. 144A sr. sub. notes 15s, 2007                   1,787,500
             600,000   WinStar Equipment Corp. company guaranty 12 1/2s, 2004                         672,000
              85,000   Wireless One, Inc. sr. notes 13s, 2003                                          20,188
          19,840,000   WorldCom, Inc. notes 7 3/4s, 2007                                           21,398,432
                                                                                               --------------
                                                                                                  134,069,693

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------
             590,000   Day International Group, Inc. 144A sr. sub. notes 9 1/2s, 2008                 595,900
              75,000   Glenoit Corp. company guaranty 11s, 2007                                        81,000
             110,000   Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                          113,300
             490,000   Polymer Group, Inc. 144A sr. sub.notes 8 3/4s, 2008                            498,575
           1,810,000   Polysindo International Eka company guaranty 13s, 2001                       1,212,700
             310,000   Polysindo International Finance company guaranty
                         11 3/8s, 2006 (Indonesia)                                                    186,000
             250,000   Tultex Corp. sr. notes 10 5/8s, 2005                                           256,875
                                                                                               --------------
                                                                                                    2,944,350

Transportation (3.5%)
-------------------------------------------------------------------------------------------------------------
             100,000   Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                        110,250
           8,705,000   Burlington Northern Santa Fe notes 6 3/8s, 2005                              8,674,881
          18,220,000   Burlington Northern Santa Fe Corp. bonds 6 7/8s, 2027                       17,824,626
             360,000   Calair LLC 144A company guaranty 8 1/8s, 2008                                  357,300
             630,000   Canadian Airlines Corp. sec. 10s, 2005 (Canada)                                636,300
           2,520,000   Cathay International Ltd. 144A sr. notes 13s, 2008                           2,526,300
              30,000   Chemical Leaman Corp. sr. notes 10 3/8s, 2005                                   31,800
              60,000   Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                              62,400
             165,000   Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                         (12s, 11/15/98), 2002 (STP)                                                  150,975
           3,245,000   Continental Airlines, Inc. pass through certificates
                         Ser. 97CI, 7.42s, 2007                                                     3,354,227
           2,000,000   Continental Airlines, Inc. pass-through certificates
                         Ser. 974C, 6.8s, 2009                                                      2,019,780
          13,587,000   Continental Airlines, Inc. pass-through certificates
                         Ser. 981C, 6.541s, 2008                                                   13,513,630
             600,000   Continental Airlines, Inc. sr. notes 9 1/2s, 2001                              636,000
          30,265,000   CSX Corp. deb. 7.95s, 2027                                                  34,157,684
             600,000   Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                         (Greece)                                                                     615,000
             270,000   Facilicom International 144A sr. notes 10 1/2s, 2008                           278,100
             180,000   Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                         (Netherlands)                                                                203,400
             240,000   International Shipholding Corp. sr. notes 9s, 2003                             246,300
             215,000   Johnstown America Industries, Inc. company guaranty
                         Ser. C, 11 3/4s, 2005                                                        239,725
             680,000   Kitty Hawk, Inc. company guaranty 9.95s, 2004                                  714,000
             240,000   MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                 240,000
          10,090,000   Norfolk Southern Corp. bonds 7.8s, 2027                                     11,339,243
          12,655,000   Norfolk Southern Corp. bonds 7.05s, 2037                                    13,338,750
           1,500,000   Pegasus Shipping 144A company guaranty 11 7/8s, 2004                         1,485,000
           5,465,000   Southwest Airlines Co. deb. 7 7/8s, 2007                                     6,015,763
              35,000   TFM S.A. de C.V. company guaranty 10 1/4s, 2007                                 35,700
             175,000   TFM S.A. de C.V. company guaranty stepped-coupon zero %
                         (11 3/4s, 6/15/02), 2009 (STP)                                               117,906
           1,000,000   US Air Inc. pass thru certificates Ser. 93-A2, 9 5/8s, 2003                  1,070,000
             238,000   Viking Star Shipping sr. secd. notes 9 5/8s, 2003                              240,380
           5,540,000   Wisconsin Central Transportation Corp. notes 6 5/8s, 2008                    5,478,672
                                                                                               --------------
                                                                                                  125,714,092

Utilities (4.2%)
-------------------------------------------------------------------------------------------------------------
             200,000   AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                       188,000
             600,000   AES Corp. sr. sub. notes 8 3/8s, 2007                                          610,500
           7,275,000   Arizona Public Service Co. sr. notes 6 3/4s, 2006                            7,401,149
          18,535,000   CalEnergy, Inc. sr. notes 7.63s, 2007                                       18,436,023
           6,565,000   California Energy Corp. disc. notes 10 1/4s, 2004                            7,043,589
             750,000   California Energy Corp. sr. notes 9 7/8s, 2003                                 808,260
             325,000   Calpine Corp. sr. notes 10 1/2s, 2006                                          359,125
           2,200,000   Calpine Corp. sr. notes 8 3/4s, 2007                                         2,271,500
          10,305,000   CMS Energy Corp. pass through certificates 7s, 2005                          9,882,804
           3,115,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                                      3,221,502
           6,090,000   Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                 6,220,509
           6,980,000   Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                 7,116,878
           1,970,000   Edison Mission Energy 144A company guaranty 7.33s, 2008                      2,062,098
           7,630,000   EIP Funding-Public Service Co. of New Mexico deb.
                         10 1/4s, 2012                                                              8,899,403
          10,850,000   El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                         11,055,282
             140,000   El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                              155,382
           4,680,000   Enersis S.A. notes 6.6s, 2026 (Chile)                                        4,597,913
             110,000   Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                      105,050
             205,000   First PV Funding deb. 10.15s, 2016                                             214,102
             180,000   Gothic Production 144A sr. notes 11 1/8s, 2005                                 180,900
           7,965,000   Illinova Corp. sr. notes 7 1/8s, 2004                                        8,151,859
           6,440,000   Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)             6,591,533
              65,000   Long Island Lighting Co. deb. 9s, 2022                                          73,952
           3,142,404   Midland Cogeneration Ventures LP deb. 10.33s, 2002                           3,389,743
             550,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                               657,690
             500,000   Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                         507,880
           1,888,378   Northeast Utilities System notes Ser. A, 8.58s, 2006                         1,922,482
           5,623,856   Northeast Utilities System notes Ser. B, 8.38s, 2005                         5,726,154
           8,120,000   Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                      8,577,724
          11,800,000   Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                      11,972,634
           8,625,000   Texas Utilities Electric Capital Trust V company guaranty
                         8.175s, 2037                                                               8,849,940
           7,205,000   US West Capital Funding, Inc. company guaranty 6.95s, 2037                   7,483,113
                                                                                               --------------
                                                                                               $  154,734,673
                                                                                               --------------
                       Total Corporate Bonds and Notes
                         (cost $1,637,686,281)                                                 $1,649,663,906

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (38.8%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (21.8%)
-------------------------------------------------------------------------------------------------------------
                       Federal Home Loan Mortgage Corp.
$          6,504,801     7s, July 1, 2012                                                      $    6,638,280
          39,320,963     5 1/2s, with due dates from December 1, 2010
                         to August 1, 2011                                                         38,031,944
                       Federal National Mortgage Association
                         Adjustable Rate Mortgages
           2,938,179     7.797s, May 1, 2025                                                        3,059,379
           6,217,004     7.145s, July 1, 2027                                                       6,302,488
          14,100,000   Federal National Mortgage Association                                       14,038,242
                         5.94s med. term notes December 12, 2005
           2,422,856   Federal National Mortgage Association Graduated Payment
                         Mortgages 8s, December 1, 2008                                             2,558,003
                       Federal National Mortgage Association Pass-Through Certificates
             319,263     11s, with due dates from August 1, 2013 to October 1, 2015                   362,561
             191,280     6 1/2s, April 1, 2024                                                        189,306
          29,954,734     5 1/2s, with due dates from May 1, 2011 to February 1, 2013               28,913,761
                       Government National Mortgage Association
          39,290,000     8s, TBA, May 15, 2028                                                     40,763,375
          40,315,000     7s, TBA, May 15, 2028                                                     40,793,539
          60,920,000     6 1/2s, TBA, June 15, 2028                                                60,367,456
                       Government National Mortgage Association
                         Adjustable Rate Mortgages
          26,080,261     7 3/8s, with due dates from June 20, 2022 to May 20, 2024                 26,742,592
          34,589,418     7s, with due dates from July 20, 2024 to September 20, 2024               35,474,049
          19,305,000     5.5s. April 15, 2028                                                      19,365,328
                       Government National Mortgage Association
             339,176     11s, with due dates from December 15, 2009
                         to October 15, 2013                                                          365,860
             252,871     9s, with due dates from October 15, 2004
                         to May 15, 2009                                                              272,072
          70,170,680     8s, with due dates from December 15, 2024
                         to March 15, 2028                                                         72,818,580
         138,252,206     7 1/2s, with due dates from January 15, 2024
                         to January 15, 2028                                                      142,010,057
         170,748,034     7s, with due dates from June 15, 2025
                         to February 15, 2028                                                     172,775,368
          84,880,056     6 1/2s, with due dates from February 15, 2026
                         to April 15, 2028                                                         84,110,193
                                                                                               --------------
                                                                                                  795,952,433

U.S. Treasury Obligations (17.0%)
-------------------------------------------------------------------------------------------------------------
          14,192,000   U.S. Treasury Bonds
                         10 3/4s, August 15, 2005 (SEG)                                            18,349,830
                       U.S. Treasury Notes
          40,650,000     6 1/4s, June 30, 2002                                                     41,494,707
          15,428,000     6s, July 31, 2002                                                         15,611,130
         159,370,000     5 3/4s, November 30, 2002                                                159,768,425
          53,380,000     5 3/4s, November 15, 2000                                                 53,546,546
         158,300,000     5 5/8s, December 31, 2002                                                157,978,651
          12,279,000     5 1/2s, March 31, 2003                                                    12,198,450
          90,090,000     5 1/2s, February 28, 2003                                                 89,456,667
          21,235,000     5 1/2s, January 31, 2003                                                  21,085,718
          48,075,000     5 1/2s, March 31, 2000                                                    47,992,311
                                                                                               --------------
                                                                                               $  617,482,435
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $1,404,746,369)                                                 $1,413,434,868

FOREIGN GOVERNMENT BONDS AND NOTES (5.6%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
DEM       52,355,000   Germany (Federal Republic of) bonds Ser. 98,
                         5 5/8s, 2028                                                          $   29,523,496
DEM       16,020,000   Germany (Federal Republic of) Unity Fund bonds
                         8s, 2002                                                                   9,957,293
USD       10,215,000   Korea (Republic of) unsub. 8 7/8s, 2008                                     10,046,657
USD        8,600,000   Quebec (Province of) deb. 13s, 2013                                          9,237,002
USD       26,710,000   Russia (Government of) deb. principal loans
                         FRB 6.719s, 2020 (POR)                                                    16,894,075
ZAR      148,872,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                        29,420,995
GBP       53,600,000   United Kingdom Treasury bonds 8s, 2007                                      98,849,978
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $203,037,176)                                                   $  203,929,496

COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$          3,681,286   Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                         7.461s, 2024                                                          $    3,027,379
                       Commercial Mortgage Acceptance Corp.
           4,945,000     Ser. 97-ML1, Class D, 7.11s, 2030                                          4,958,908
          28,790,000     Ser. 97-ML1, Class A3, 6.57s, 2030                                        29,136,380
           7,000,000     Ser. 97-ML1, Class A2, 6.53s, 2030                                         7,087,500
                       First Union-Lehman Brothers Commercial Mortgage
           8,340,000     Ser. 97-C2, Class D, 7.11s, 2012                                           8,323,059
          10,780,000     Ser. 97-C2, Class A3, 6.65s, 2008                                         10,943,384
         131,889,811     Ser. 97-C2, Class IO, 1.902s, 2027                                        11,931,906
                       GMAC Commercial Mortgage Securities Inc.
          12,972,000     Ser. 98-C1, Class E, 7.153s, 2011                                         13,030,779
           9,034,117     Ser. 97-C2, Class A1, 6.45s, 2004                                          9,124,459
          18,520,000     Ser. 98-C1, Class A1, 6.44s, 2007                                         18,693,625
                       Housing Securities Inc.
           2,137,647     Ser. 91-B, Class B6, 9s, 2006                                              2,142,323
           2,549,457     Ser. 93-F, Class F9M2, 7s, 2023                                            2,497,671
             586,783     Ser. 93-J, Class J4, 6.66s, 2009                                             554,877
             279,421     Ser. 93-J, Class J5, 6.66s, 2009                                             235,499
             465,408     Ser. 94-1, Class AB1, 6 1/2s, 2009                                           436,029
          11,136,000   Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class D,
                         14.045s, 2030                                                             11,136,000
           5,935,000   Morgan Stanley Capital I Ser. 96-WF1, Class A2, 7.218s, 2006                 6,137,161
                       Prudential Home Mortgage Securities
           2,192,446     Ser. 94-A, Class 4B, 7 1/2s, 2007                                          2,024,587
           2,339,589     Ser. 94-D, Class B4, 6.312s, 2009                                          2,213,836
           3,341,913     Ser. 93-31, Class B2, 6s, 2000                                             2,777,965
                       Prudential Home Mortgage Securities 144A
           2,324,265     Ser. 92-25, Class B3, 8s, 2022 (in default) (NON)                          2,269,064
           7,563,985     Ser. 93-D, Class 2B, 7.108s, 2023                                          7,580,532
           3,970,212     Ser. 93-E, Class 5B, 7.394s, 2023                                          3,275,425
             632,391     Ser. 94-31, Class B3, 8s, 2009                                               628,834
             405,072     Ser. 94-31, Class B4, 8s, 2009                                               364,312
           7,488,903     Ser. 94-A, Class 4B, 6.803s, 2024                                          7,339,125
           1,965,690     Ser. 94-D, Class 3B, 6.312s, 2009                                          1,909,483
           6,752,310     Ser. 95-C, Class B1, 7.681s, 2001                                          6,733,319
           8,601,806   Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.808s, 2023              8,486,220
             983,144   Travelers Mortgage Securities Corp. coll. oblig. Ser. 1, Class Z2,
                         12s, 2014                                                                  1,128,158
                                                                                               --------------
                       Total Collateralized Mortgage Obligations
                         (cost $179,299,063)                                                   $  186,127,799

BRADY BONDS (1.8%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$                 20   Argentina (Republic of) deb. FRB 6.625s, 2005                           $           18
          23,843,000   Argentina (Republic of) Ser. L-GP, stepped-coupon 5 3/4s
                         (6s, 3/31/99), 2023, (STP)                                                18,120,680
          19,880,000   Peru (Government of) 144A Ser. PDI, 4s, 2017                                13,518,400
          13,115,000   Philippines (Government of) Ser. B, 6 1/2s, 2017                            11,573,988
          26,530,000   United Mexican States sec. Ser. B, 6 1/4s, 2019                             22,351,525
                                                                                               --------------
                       Total Brady Bonds (cost $65,780,280)                                    $   65,564,611

ASSET-BACKED SECURITIES (1.7%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$          8,955,000   First Plus Ser. 98-A, Class A, 8 1/2s, 2023                             $    8,910,225
          14,230,000   Green Tree Financial Corp. Ser. 98-2, Class A5, 6.24s, 2028                 14,205,542
                       Green Tree Recreational Equipment & Cons.
          19,563,436     Ser. 97-B, Class A1, 6.55s, 2028                                          19,667,318
          13,980,000     Ser. 98-A, Class A1C, 6.18s, 2019                                         13,962,525
          65,355,000   Lehman Manufactured Housing Ser. 98-1,
                         Class IO, 0.82s, 2028                                                      3,267,750
                                                                                               --------------
                       Total Asset-Backed Securities (cost $60,154,025)                        $   60,013,360

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------
             850,000   Allegiance Telephone, Inc 144A units stepped-coupon zero %
                         (11 3/4s, 2/15/03), 2008 (STP)                                        $      476,000
              40,000   Celcaribe S.A. units 13 1/2s, 2004 (Columbia)                                  846,000
           1,285,000   Club Regina, Inc. 144A units 13s, 2004                                       1,378,163
           1,245,000   Diva Systems Corp. 144A units stepped-coupon zero %
                         (13s, 5/15/01), 2006 (STP)                                                   678,525
           1,615,000   DTI Holdings Inc. units stepped-coupon zero %
                         (12 1/2s, 3/1/03), 2008 (STP)                                                928,625
             840,000   KMC Telecommunications 144A units stepped-coupon zero %
                         (12 1/2s, 2/15/03), 2008 (STP)                                               499,800
           1,010,000   Long Distance International Inc. 144A units 12 1/4s, 2008                    1,030,200
             720,000   Pathnet, Inc. 144A units 12 1/4s, 2008                                         740,700
           1,030,000   Rhythms Netcon 144A units stepped-coupon zero %
                         (13.5s, 5/15/03), 2008 (STP)                                                 535,600
              95,000   Stone Container Corp. units sr. sub. 12 1/4s, 2002                              97,850
             480,000   Transam Refinance, Inc. 144A units 16s, 2003                                   512,400
                                                                                               --------------
                       Total Units (cost $7,054,009)                                           $    7,723,863

PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               7,033   AmeriKing, Inc. $3.25 pfd. (PIK)                                        $      189,902
                  55   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                          1,403
                 692   Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                81,310
              24,956   CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                  673,812
               2,874   Chancellor Media Corp. $12.00 pfd. (PIK)                                       350,628
               2,855   Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                   154,170
               2,701   CSC Holdings Inc. Ser. M, $11.125 cum. pfd. (PIK)                              311,290
                 155   Echostar Communications, Inc. $12.125 pfd. (PIK)                               173,213
                 850   Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                         884,000
               8,481   Nextlink Communications, Inc. 144A $7.00 cum. pfd.                             513,101
               1,972   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                              230,724
               1,314   Time Warner Inc. Ser. M, 10.25% pfd.                                         1,481,535
              12,580   Webster Financial $7.375 pfd.                                               12,403,955
                                                                                               --------------
                       Total Preferred Stocks (cost $17,261,818)                               $   17,449,043

MUNICIPAL BONDS AND NOTES (0.2%) (a)(cost $7,665,000)
PRINCIPAL AMOUNT                                                               RATINGS(RAT)             VALUE
-------------------------------------------------------------------------------------------------------------
$          7,665,000   NJ Econ. Dev. Auth. Municipal Bond Investors
                         Assurance Corporation Rev. Bonds,
                         Ser. A, 7.425s, 2/15/29                                  Aaa          $    8,362,745

CONVERTIBLE BONDS AND NOTES (0.2%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$          2,145,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                         (United Kingdom)                                                      $    2,241,525
           1,000,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                 903,750
           2,750,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                               1,773,750
             105,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                  91,350
           1,500,000   Lam Research Corp. 144a cv. sub. notes 5s, 2002                              1,284,375
              75,000   National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                         72,188
                                                                                               --------------
                       Total Convertible Bonds and Notes (cost $6,190,780)                     $    6,366,938

COMMON STOCKS (--%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                 150   AmeriKing, Inc.                                                         $        7,500
               1,213   Hedstrom Holdings, Inc. 144A                                                     1,516
               4,662   NEXTEL Communications, Inc. Class A (NON)                                      133,741
              44,051   PSF Holdings LLC Class A                                                     1,321,529
                                                                                               --------------
                       Total Common Stocks (cost $1,610,905)                                   $    1,464,286

WARRANTS (--%) (a) (NON)                                                          EXPIRATION
NUMBER OF WARRANTS                                                                DATE                  VALUE
-------------------------------------------------------------------------------------------------------------
               1,550   Cellnet Data Systems, Inc.                                 9/15/07      $       85,250
              24,000   CGA Group Ltd. 144A                                        1/1/04                  240
                 270   Colt Telecommunications Group PLC                          12/31/06             36,450
                  10   E. Spire Communications, Inc.                              11/1/05               1,700
                 260   Esat Holdings, Inc. (Ireland)                              2/1/07                9,100
               3,544   Fitzgeralds Gaming Co.                                     12/19/98                 35
                 250   Globalstar Telecom 144A                                    2/15/04              36,250
                 400   Intermedia Communications                                  6/1/00               54,000
                 645   Knology Holdings Inc. 144A                                 10/15/07                323
                 315   McCaw International Ltd.                                   4/15/07                  95
                 835   UIH Australia/Pacific, Inc. 144A                           5/15/06              12,525
                  95   Urohealth Systems Inc.                                     4/10/04                   1
                                                                                               --------------
                       Total Warrants (cost $66,093)                                           $      235,969

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $134,750)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               2,695   Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                        $      133,739

SHORT-TERM INVESTMENTS (2.0%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
    $       10,000,000 Federal Home Loan Mortgage Corporation,
                         effective yield of 5.44%, May 13, 1998                                $    9,966,756
TRL  1,681,380,000,000 Turkey Treasury bills zero %, June 4, 1998                                   6,188,487
TRL  1,806,250,000,000 Turkey Treasury bills zero %, June 17, 1998                                  6,527,282
    $       47,996,000 Interest in $500,000,000 joint repurchase
                         agreement dated April 30, 1998 with Lehman
                         Brothers due May 1, 1998 with respect to
                         various U.S. Treasury obligations -- maturity
                         value of $48,003,346 for an effective yield
                         of 5.51%                                                                  48,003,346
                                                                                               --------------
                       Total Short-Term Investments (cost $69,833,334)                         $   70,685,871
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $3,660,519,883) (b)                             $3,691,156,494
-------------------------------------------------------------------------------------------------------------


   (a) Percentages indicated are based on net assets of $3,641,606,423.


 (RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 1998. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $3,661,846,375, resulting in gross unrealized appreciation and depreciation of $56,377,879 and $27,067,760 respectively, or net unrealized appreciation of $29,310,119.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1998.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 1998, which are subject to change based on the terms of the security.






------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1998 (Unaudited)
(aggregate face value $149,096,833)
                                                                              Unrealized
                                              Aggregate Face  Delivery       Appreciation/
                                Market Value      Value         Date        (Depreciation)
------------------------------------------------------------------------------------------
Australian Dollars              $    577,080   $    583,032    6/17/98         $   (5,952)
Deutschemarks                    121,181,528    119,968,543    6/17/98          1,212,985
Mexican Peso                       2,591,241      2,428,468    5/12/98            162,773
Mexican Peso                       3,216,501      3,035,584    5/11/98            180,917
New Zealand Dollar                 9,314,038      9,444,864    6/17/98           (130,826)
South African Rand                   389,498        392,969    6/17/98             (3,471)
South Korean Won                  14,575,605     13,243,373    3/11/99          1,332,232
------------------------------------------------------------------------------------------
                                                                               $2,748,658
------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)
(aggregate face value $306,995,107)
                                                                              Unrealized
                                    Market    Aggregate Face   Delivery      Appreciation/
                                    Value          Value         Date       (Depreciation)
------------------------------------------------------------------------------------------
British Pounds                  $ 98,441,539   $ 96,586,901    6/17/98        $(1,854,638)
Deutschemarks                    169,227,975    167,850,125    6/17/98         (1,377,850)
New Zealand Dollar                 9,739,719     10,106,209    6/17/98            366,490
South African Rand                32,146,114     32,451,872    6/17/98            305,758
------------------------------------------------------------------------------------------
                                                                              $(2,560,240)
------------------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1998 (Unaudited)
                                                                               Unrealized
                                              Aggregate Face   Expiration     Appreciation/
                                 Total Value      Value          Date         Depreciation
------------------------------------------------------------------------------------------
US Treasury Bonds
20 Yr (long)                     $90,885,375  $ 91,022,369      Jun-98          $(136,994)
US Treasury Notes
10 Yr (long)                     139,716,750    139,535,819     Jun-98            180,931
US Treasury Notes
5 Yr (short)                     268,306,500    268,245,212     Jun-98            (61,288)
------------------------------------------------------------------------------------------
                                                                                 $(17,351)
------------------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 1998 (Unaudited)
(Proceeds receivable $141,819,275)
                                                               Settlement        Market
Agency                                     Principal Amount       Date            Value
------------------------------------------------------------------------------------------
GNMA 7 1/2s, June 15, 2028                    $58,816,000        6/18/98      $ 60,414,619
GNMA 7 1/2s, May 15, 2028                      79,380,000        5/20/98        81,537,548
------------------------------------------------------------------------------------------
                                                                              $141,952,167
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30,1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $3,660,519,883) (Note 1)        $3,691,156,494
---------------------------------------------------------------------------------------------------
Cash                                                                                        833,804
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        21,333,841
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   10,923,257
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          309,570,603
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             820,875
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            3,561,155
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            564,280
---------------------------------------------------------------------------------------------------
Total assets                                                                          4,038,764,309

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        224,192,404
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               10,817,818
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,181,673
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  630,917
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,352
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,592
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,236,778
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               3,372,737
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                            10,190,497
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $141,819,275)                      141,952,167
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      572,951
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       397,157,886
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,641,606,423

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,596,589,015
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              9,903,777
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                    3,879,124
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             31,234,507
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding            $3,641,606,423

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,395,265,333 divided by 196,026,101 shares)                                                $7.12
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.12)*                                        $7.48
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($444,862,389 divided by 62,838,856 shares)**                                                 $7.08
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,569,349,552 divided by 221,732,333 shares)                                                $7.08
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.08)*                                        $7.32
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($232,129,149 divided by 32,576,744 shares)
---------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended April 30, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $119,843,951
--------------------------------------------------------------------------------------------------
Dividends                                                                                  268,977
--------------------------------------------------------------------------------------------------
Total investment income                                                                120,112,928

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         7,615,744
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           4,112,631
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,217
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            16,425
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,686,072
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,103,414
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    2,525,260
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     34,031
--------------------------------------------------------------------------------------------------
Registration fees                                                                          395,737
--------------------------------------------------------------------------------------------------
Auditing                                                                                    35,087
--------------------------------------------------------------------------------------------------
Legal                                                                                        8,946
--------------------------------------------------------------------------------------------------
Postage                                                                                     50,016
--------------------------------------------------------------------------------------------------
Other                                                                                       66,904
--------------------------------------------------------------------------------------------------
Total expenses                                                                          18,651,484
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (658,871)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            17,992,613
--------------------------------------------------------------------------------------------------
Net investment income                                                                  102,120,315
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        14,269,869
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          5,906,300
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                       180,005
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (17,847,524)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     2,917,140
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
and TBA sale commitments, during the period                                            (18,527,621)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                (13,101,831)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 89,018,484
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  102,120,315     $  106,884,049
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                             2,508,650          8,584,505
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                        (15,610,481)        31,232,964
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     89,018,484        146,701,518
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                             (42,300,297)       (72,785,926)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (11,711,870)       (20,709,360)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (31,748,984)        (3,091,964)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (6,490,417)        (8,962,004)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (4,385,106)        (5,178,160)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,393,129)        (1,738,693)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (2,566,601)          (103,201)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (580,311)          (668,296)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     1,414,261,155        675,094,508
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,402,102,924        708,558,422

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,239,503,499      1,530,945,077
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $9,903,777 and $35,030, respectively)                                      $3,641,606,423     $2,239,503,499
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                   Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $7.14            $7.02            $7.07            $6.53            $7.36            $6.97
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .25 (c)          .45              .45              .47              .54              .56
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.03)             .15             (.04)             .55             (.84)             .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .22              .60              .41             1.02             (.30)             .96
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.44)            (.46)            (.48)            (.41)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.02)            (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.24)            (.48)            (.46)            (.48)            (.53)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $7.12            $7.14            $7.02            $7.07            $6.53            $7.36
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.22 *           8.88             6.08            16.23            (4.16)           14.36
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,395,265       $1,296,600       $1,037,718         $928,995         $781,784         $814,289
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .53 *           1.17             1.17             1.05              .83              .77
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.47 *           6.39             6.50             6.91             7.10             7.71
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            107.91 *         265.71           213.46           169.29           128.82           129.95
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                       April 30                                                                        March 1, 1993+
operating performance         (Unaudited)                             Year ended October 31                     to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $7.11            $6.99            $7.04            $6.50            $7.34            $7.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22 (c)          .39              .40              .42              .48              .28 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.03)             .16             (.04)             .55             (.83)             .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .19              .55              .36              .97             (.35)             .50
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.20)            (.39)            (.41)            (.43)            (.38)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.02)            (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.43)            (.41)            (.43)            (.49)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $7.08            $7.11            $6.99            $7.04            $6.50            $7.34
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.71 *           8.15             5.32            15.46            (4.98)            7.18 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $444,862         $403,704         $340,775         $260,769         $169,501          $92,832
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .91 *           1.92             1.92             1.80             1.59             1.03 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.11 *           5.64             5.76             6.14             6.40             4.37 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            107.91 *         265.71           213.46           169.29           128.82           129.95
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                                      Dec. 14, 1994+
operating performance                                           (Unaudited)            Year ended October 31    to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $7.11            $6.99            $7.04            $6.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .24 (c)          .43              .44              .43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.03)             .16             (.04)             .54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .21              .59              .40              .97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.22)            (.43)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.02)            (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                   --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.24)            (.47)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $7.08            $7.11            $6.99            $7.04
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.00 *           8.74             5.92            15.43 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,569,350         $368,297          $18,937           $7,673
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .66 *           1.42             1.42             1.19 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.31 *           5.76             6.28             5.17 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              107.91 *         265.71           213.46           169.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                       June 16, 1994+
operating performance                          (Unaudited)                   Year ended October 31              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $7.15            $7.02            $7.07            $6.52            $6.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .26 (c)          .47              .47              .47              .19
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.03)             .16             (.04)             .57             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .23              .63              .43             1.04             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.23)            (.46)            (.48)            (.49)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.02)            (.04)              --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)            (.50)            (.48)            (.49)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $7.13            $7.15            $7.02            $7.07            $6.52
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.34 *           9.23             6.31            16.65            (0.35)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $232,129         $170,902         $133,516         $107,414           $7,517
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .41 *            .92              .92              .86              .24 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.56 *           6.64             6.76             7.14             2.91 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             107.91 *         265.71           213.46           169.29           128.82
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, preferred stocks and dividend-paying common stocks.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1998, the fund had no borrowings against the line of credit.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998 fund expenses were reduced by $658,871 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,680 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $190,831 and $3,469,888 from the sale of class A and class M shares, respectively and $357,373 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $9,628 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,895,189,395 and $723,069,956, respectively. Purchases and sales of U.S. government obligations aggregated $2,643,263,363 and $2,430,728,131, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                   Contract         Premiums
                                     Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of year                      $ --             $ --
------------------------------------------------------------
Options opened                   56,700,000          180,005
------------------------------------------------------------
Options closed                  (56,700,000)        (180,005)
------------------------------------------------------------
Written options
outstanding at
end of year                            $ --             $ --
------------------------------------------------------------

Note 4
Capital shares

At April 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six month ended
                                          April 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      53,103,087     $378,476,178
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     5,148,733       36,659,257
------------------------------------------------------------
                                 58,251,820      415,135,435

Shares
repurchased                     (43,705,570)    (311,300,567)
------------------------------------------------------------
Net increase                     14,546,250     $103,834,868


------------------------------------------------------------

                                          Year ended
                                        October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      77,412,276     $543,976,678
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,301,268       58,159,711
------------------------------------------------------------
                                 85,713,544      602,136,389

Shares
repurchased                     (52,076,132)    (365,715,762)
------------------------------------------------------------
Net increase                     33,637,412     $236,420,627
------------------------------------------------------------

                                         Six month ended
                                          April 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,111,077      $92,969,411
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,323,499        9,375,435
------------------------------------------------------------
                                 14,434,576      102,344,846

Shares
repurchased                      (8,383,446)     (59,412,508)
------------------------------------------------------------
Net increase                      6,051,130      $42,932,338
------------------------------------------------------------

                                           Year ended
                                        October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,253,849     $141,668,032
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,260,966       15,771,501
------------------------------------------------------------
                                 22,514,815      157,439,533

Shares
repurchased                     (14,489,029)    (101,264,493)
------------------------------------------------------------
Net increase                      8,025,786     $ 56,175,040
------------------------------------------------------------

                                        Six months ended
                                         April 30, 1998
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                     175,147,188   $1,242,442,730
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       143,191        1,014,128
------------------------------------------------------------
                                175,290,379    1,243,456,858

Shares
repurchased                      (5,359,113)     (38,007,086)
------------------------------------------------------------
Net increase                    169,931,266   $1,205,449,772
------------------------------------------------------------

                                           Year ended
                                       October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      50,210,110     $355,774,387
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       192,477        1,342,428
------------------------------------------------------------
                                 50,402,587      357,116,815

Shares
repurchased                      (1,311,388)      (9,197,153)
------------------------------------------------------------
Net increase                     49,091,199     $347,919,662
------------------------------------------------------------

                                        Six months ended
                                        April 30, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,943,190      $99,574,441
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       993,505        7,070,728
------------------------------------------------------------
                                 14,936,695      106,645,169

Shares
repurchased                      (6,251,007)     (44,600,992)
------------------------------------------------------------
Net increase                      8,685,688      $62,044,177
------------------------------------------------------------

                                          Year ended
                                        October 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,478,379      $94,976,470
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,374,239        9,630,300
------------------------------------------------------------
                                 14,852,618      104,606,770

Shares
repurchased                      (9,971,826)     (70,027,591)
------------------------------------------------------------
Net increase                      4,880,792      $34,579,179
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.

 Contact Putnam for details.

 [SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA035-42863 -- 004/312/510/514   6/98




PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Income Fund
Supplement to Semiannual Report dated April 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                                    NAV

Six months ended 4/30/98                        3.34%
One year ended 4/30/98                         10.28
Annual average
  (since class A inception, 11/1/54)            8.69

------------------------------------------------------------------------

Share value:                                     NAV

10/31/97                                       $7.15
4/30/98                                         7.13
------------------------------------------------------------------------

Distributions:      No.       Income        Capital gains       Total
                     6        $0.231            $0.024         $0.255
------------------------------------------------------------------------

Current return (end of period)                 Total

Current dividend rate1                          6.57%
Current 30-day SEC yield2                       6.61

1Income portion of most recent distribution, annualized and divided by NAV at end of period.

2Based only  on investment income, calculated using SEC guidelines.

Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (6/16/94) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.